Supplemental financial information - Accrued expenses and other liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued expenses and other liabilities [Abstract]
Severance and related expenses	$ 158	$ 217
Customer incentive programs and allowances	143	213
Property and other non-income taxes	108	127
Other	242	324
Total	$ 651	$ 881